Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 18 Related Party Transactions

(a) Shareholders’ Agreements

Certain shareholders of Intelsat Global S.A. entered into shareholders’ agreements on February 4, 2008. The shareholders’ agreements were assigned to Intelsat S.A. by amendments effective as of March 30, 2012. The shareholders’ agreements and the articles of incorporation of Intelsat S.A. provided, among other things, for the governance of Intelsat S.A. and its subsidiaries and provided specific rights to and limitations upon the holders of Intelsat S.A.’s share capital with respect to shares held by such holders. In connection with our initial public offering (the “IPO”) in April 2013, these articles of incorporation and shareholders’ agreements were amended.

(b) Governance Agreement

Prior to the consummation of the IPO, we entered into a governance agreement (as amended, the “Governance Agreement”) with our shareholder affiliated with BC Partners (the “BC Shareholder”), our shareholder affiliated with Silver Lake (the “Silver Lake Shareholder”) and David McGlade, our Executive Chairman (collectively with the BC Shareholder and the Silver Lake Shareholder, the “Governance Shareholders”). The Governance Agreement contains provisions relating to the composition of our board of directors and certain other matters.

(c) Indemnification Agreements

We have entered into agreements with our executive officers and directors to provide contractual indemnification in addition to the indemnification provided for in our articles of incorporation.

(d) Horizons Holdings

We have a 50% ownership interest in Horizons Holdings as a result of a joint venture with JSAT (see Note 10(a)—Investments—Horizons Holdings).

(e) Horizons 3 Satellite LLC

We have a 50% ownership interest in Horizons 3 as a result of a joint venture with JSAT (see Note 10(b)—Investments—Horizons-3 Satellite LLC).